ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                           VARIABLE ANNUITY ACCOUNT C

                             VARIABLE LIFE ACCOUNT C

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I

                        SUPPLEMENT DATED OCTOBER 8, 2002

The information in this Supplement updates and amends certain information contained in the Prospectuses, Statements of Additional Information and Contract Prospectus Summaries for variable insurance products funded by the above separate accounts, each dated May 1, 2002. You should read this Supplement along with the applicable Prospectus, Statement of Additional Information and Contract Prospectus Summary.

Effective October 1, 2002, the following funds have changed their names as noted in the chart below:

    ---------------------------------- ----------------------------------------------------
    FORMER FUND NAME                   NEW FUND NAME
    ---------------------------------- ----------------------------------------------------
    ING Generation Portfolios, Inc.    ING Strategic Allocation Portfolios, Inc. - ING VP
    - ING VP AscentPortfolio           Strategic Allocation Growth Portfolio
    ---------------------------------- ----------------------------------------------------
    ING Generation Portfolios, Inc.    ING Strategic Allocation Portfolios, Inc. - ING VP
    - ING VP CrossroadsPortfolio       Strategic Allocation Balanced Portfolio
    ---------------------------------- ----------------------------------------------------
    ING Generation Portfolios, Inc.    ING Strategic Allocation Portfolios, Inc. - ING VP
    - ING VP LegacyPortfolio           Strategic Allocation Income Portfolio
    ---------------------------------- ----------------------------------------------------


In addition, reference to the benchmark portfolio listed in the fund description for ING VP Strategic Allocation Income Portfolio (formerly ING VP Legacy Portfolio) is replaced with the following:

     The benchmark portfolio is 35% equities, 55% fixed income, and 10% money market instruments under neutral market conditions.

Please refer to the supplement to the fund prospectus dated October 1, 2002 for additional information about changes to the funds.


125045                                                             October 2002
X.INGGEN-02